DREXEL HAMILTON MUTUAL FUNDS

45 Rockefeller Plaza

Suite 2000

New York, NY 10111

November 21, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Drexel Hamilton Mutual Funds (the “Trust”)

1933 Act File No. 333-173306

1940 Act File No. 811-22545

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of the Trust that the form of prospectus for the Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund, and Drexel Hamilton FOUR European Equity Fund (collectively, the “Funds”) dated November 16, 2011 (the “Prospectus”) and statement of additional information for the Funds dated November 16, 2011 (the “SAI”) that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectus and SAI contained in Pre-Effective Amendment No. 5 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR and was declared effective on November 16, 2011.

Please contact the undersigned at (212) 918-4710 to discuss any questions or comments.

Very truly yours,

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang
President